Subsequent Events (Details) (Members of Johnson and Johnson Family [Member], Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
Oct. 31, 2013
Subsequent Event [Line Items]
Aggregate purchase price	$ 185
CANADA
Subsequent Event [Line Items]
Available foreign cash for assets acquired	135
UNITED STATES
Subsequent Event [Line Items]
Available foreign cash for assets acquired	$ 50